Financial Risk Management - Unused Portions of the Committed Lines of Credit (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Commercial paper programs [member]
Disclosure of unused portion of borrowing facility [line items]
Unused portions of the committed lines of credit	¥ 1,769,851	¥ 1,433,976
Other committed lines of credit [member]
Disclosure of unused portion of borrowing facility [line items]
Unused portions of the committed lines of credit	423,804	72,482
Committed lines of credit [member]
Disclosure of unused portion of borrowing facility [line items]
Unused portions of the committed lines of credit	¥ 2,193,655	¥ 1,506,458